Business acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Atyati Technologies Private Limited
Summary of Calculation of Gain (Loss) on Sale of Business

3. Business acquisitions (Continued)

The Company recorded a gain of $5,214 in its consolidated statement of income in connection with the sale of Atyati, calculated as follows:

Net sale proceeds	$17,155
Net assets of the business, including intangible assets, allocated goodwill and the translation impact thereof	11,941
Gain on divestiture included in other income (expense), net	$5,214

Europe | IT Support Business
Summary of Calculation of Gain (Loss) on Sale of Business

The Company recorded a loss of $5,668 in its consolidated statement of income in connection with the sale of the Business, calculated as follows:

Net sale proceeds	$—
Net assets of the business, including the translation impact thereof	5,569
Selling expenses	99
Loss on divestiture included in other income (expense), net	$5,668

The Company recorded a loss of $5,668 in its consolidated statement of income in connection with the sale of the Business, calculated as follows:

Net sale proceeds	$—
Net assets of the business, including the translation impact thereof	5,569
Selling expenses	99
Loss on divestiture included in other income (expense), net	$5,668

Other Acquisitions
Summary of Acquisition Date, Goodwill Reporting Unit and Tax Deductibility of Goodwill of Each Acquisition

3. Business acquisitions (Continued)

The following table sets forth, with respect to each of the five acquisitions, the acquisition date, goodwill reporting unit and the tax deductibility of the goodwill:

Acquisition	Acquisition date	Goodwill reporting unit	Tax deductibility - goodwill
U.S. Delivery Center	October 16, 2017	India	Deductible
OnSource	July 18, 2017	India	Deductible
Birlasoft	July 18, 2017	IT Services	Deductible
Fiserv	May 11, 2017	India	Non-deductible
Lease Dimensions	February 15, 2017	Americas	Non-deductible

The following table sets forth, with respect to each of the five acquisitions, the acquisition date, goodwill reporting unit and the tax deductibility of the goodwill:

Acquisition	Acquisition date	Goodwill reporting unit	Tax deductibility of goodwill
U.S. Delivery Center	October 16, 2017	India	Deductible
OnSource	July 18, 2017	India	Deductible
Birlasoft	July 18, 2017	IT Services	Deductible
Fiserv	May 11, 2017	India	Non-deductible
Lease Dimensions	February 15, 2017	Americas	Non-deductible